Label	Element	Value
Bank acceptance assets, classified as cash equivalents	bcs_BankAcceptanceAssetsClassifiedAsCashEquivalents	£ 7,854,000,000	[1]
Bank acceptance assets, classified as cash equivalents	bcs_BankAcceptanceAssetsClassifiedAsCashEquivalents	12,204,000,000	[1]
Bank acceptance assets, classified as cash equivalents	bcs_BankAcceptanceAssetsClassifiedAsCashEquivalents	8,075,000,000	[1]
Short-term deposits, classified as cash equivalents	ifrs-full_ShorttermDepositsClassifiedAsCashEquivalents	5,955,000,000
Short-term deposits, classified as cash equivalents	ifrs-full_ShorttermDepositsClassifiedAsCashEquivalents	8,021,000,000
Short-term deposits, classified as cash equivalents	ifrs-full_ShorttermDepositsClassifiedAsCashEquivalents	7,676,000,000
Short-term investments, classified as cash equivalents	ifrs-full_ShorttermInvestmentsClassifiedAsCashEquivalents	856,000,000
Short-term investments, classified as cash equivalents	ifrs-full_ShorttermInvestmentsClassifiedAsCashEquivalents	917,000,000
Short-term investments, classified as cash equivalents	ifrs-full_ShorttermInvestmentsClassifiedAsCashEquivalents	£ 480,000,000

[1]

‘Cash collateral balances with central banks with original maturity less than three months’ was previously labelled ‘Cash collateral and settlement balances with banks with original maturity less than three months’. This line it em has been restated to include only balances that the Group holds at central banks related to payment schemes. Previously, cash collateral and settlement balances with non-central bank counterparties were also classified as cash equivalents and included w ithin this balance. Comparatives have been restated. The effect of this change decreased cash and cash equivalents by £ 16,774 m as at 31 December 2019, £ 17,429 m as at 31 December 2018 and £ 18,683 as at 31 December 2017. As a result, net cash from operating activities increased by £655m in 2019 and £1,254m in 2018 representing the net decrease/(increase) in the cash collateral and settlement bala nces line item in those periods .